GENERAL INFORMATION	12 Months Ended
Dec. 31, 2020
GENERAL INFORMATION
GENERAL INFORMATION

1   GENERAL INFORMATION

Aluminum Corporation of China Limited (the "Company") (中國鋁業股份有限公司) and its subsidiaries (together the "Group") are principally engaged in manufacture and distribution of alumina, primary aluminum and energy products, and the operational governance across the relevant industry. The Group is also engaged in the investment in coal, railway, machinery manufacturing and the relevant industry, and the development of bauxite related resources, the production, fabrication and distribution of bauxite, carbon and relevant non-ferrous metal products as well as the trading and logistics of non-ferrous metal products and coal products.

The Company is a joint stock company which was established on September 10, 2001 and is domiciled in the People’s Republic of China (the “PRC”) with limited liability. The address of its registered office is No. 62 North Xizhimen Street, Haidian District, Beijing, the PRC.

The Company’s shares have been listed on the Main Board of the Hong Kong Stock Exchange and the New York Stock Exchange since 2001. The Company also listed its A shares on the Shanghai Stock Exchange in 2007.

In the opinion of the directors, the ultimate holding company and parent of the Company is Aluminum Corporation of China (“Chinalco“) (中國鋁業集團有限公司), a company incorporated and domiciled in the PRC and wholly owned by the State-owned Assets Supervision and Administration Commission of the State Council.

Information about subsidiaries

Particulars of the Company’s principal subsidiaries are as follows:

				Percentage of equity
	Place of			attributable to
	registration and	Registered		the Company
Name	business	capital	Principal activities	Direct	Indirect
Shanxi Huaxing Aluminum Co. Ltd. (“Shanxi Huaxing”) (山西華興鋁業有限公司)	PRC/Mainland China	1,850,000	Manufacture and distribution of alumina	60.00%	40.00%
Baotou Aluminum Co., Ltd. (“Baotou Aluminum“) (包頭鋁業有限公司)	PRC/Mainland China	2,245,510	Manufacture and distribution of primary aluminum, aluminum alloy and related fabricated products and carbon products	100.00%	—
China Aluminum International Trading Co., Ltd. (“Chalco Trading”) (中鋁國際貿易有限公司)	PRC/Mainland China	1,731,111	Import and export activities	100.00%	—

Chalco Shanxi New Material Co., Ltd. (“Shanxi New Material”) (中鋁山西新材料有限公司)	PRC/Mainland China	4,279,601	Manufacture and distribution of alumina, primary aluminum and anode carbon products and electricity generation and supply	85.98%	—
China Aluminum International Trading Group Co., Ltd. (“Trading Group”) (中鋁國際貿易集團有限公司)	PRC/Mainland China	1,030,000	Import and export activities	100.00%	—
Zunyi Aluminum Co., Ltd. (遵義鋁業股份有限公司)	PRC/Mainland China	3,204,900	Manufacture and distribution of primary aluminum and alumina	67.45%	—
Chalco Hong Kong Ltd. (“Chalco Hong Kong”) (中國鋁業香港有限公司)	Hong Kong	HKD849,940 in thousand	Overseas investments and alumina import and export activities, and mining and distribution of bauxite.	100.00%	—
Chalco Mining Co., Ltd. (“Chalco Mining“) (中鋁礦業有限公司)	PRC/Mainland China	4,028,859	Manufacture, acquisition and distribution of bauxite mines, limestone ore and alumina	100.00%	—
Chalco Energy Co., Ltd. (中鋁能源有限公司)	PRC/Mainland China	1,384,398	Thermoelectric supply and investment management	100.00%	—
China Aluminum Ningxia Energy Group Co., Ltd. (“Ningxia Energy“) (中鋁寧夏能源集團)	PRC/Mainland China	5,025,800	Thermal power, wind power and solar power generation, coal mining, and power-related equipment manufacturing	70.82%	—
Guizhou Huajin Aluminum Co., Ltd. (“Guizhou Huajin“) (貴州華錦鋁業有限公司)	PRC/Mainland China	1,000,000	Manufacture and distribution of alumina	60.00%	—

				Percentage of equity
	Place of			attributable to
	registration and	Registered		the Company
Name	business	capital	Principal activities	Direct	Indirect
Chalco Zhengzhou Research Institute of Non-ferrous Metal Co., Ltd. (中國鋁業鄭州有色金屬研究院有限公司)	PRC/Mainland China	214,858	Research and development services	100.00%	—
Chalco Shandong Co., Ltd. ("Chalco Shandong“) (中鋁山東有限公司)	PRC/Mainland China	4,052,847	Manufacture and distribution of alumina	100.00%	—
Chalco Zhongzhou Aluminum Co., Ltd. ("Zhongzhou Aluminum“) (中鋁中州鋁業有限公司)	PRC/Mainland China	5,071,235	Manufacture and distribution of alumina	100.00%	—
China Aluminum Logistics Group Corporation Co., Ltd. (中鋁物流集團有限公司)	PRC/Mainland China	964,291	Logistics and transportation	100.00%	—
Chinalco Shanxi Jiaokou Xinghua Technology Ltd. (“Xinghua Technology“) (中鋁集團山西交口興華科技股份有限公司)	PRC/Mainland China	588,182	Manufacture and distribution of primary aluminum	33.00%	33.00%
Chinalco Shanghai Company Limited (“Chinalco Shanghai“) (中鋁(上海)有限公司)	PRC/Mainland China	968,300	Trading and engineering project management and leasing	100.00%	—
Shanxi China Huarun Co., Ltd. (“Shanxi Huarun”) (山西中鋁華潤有限公司)	PRC/Mainland China	1,641,750	Manufacture and distribution of primary aluminum	40.00%	—
Guizhou Huaren New Material Co., Ltd. (“Guizhou Huaren”) (貴州華仁新材料有限公司)	PRC/Mainland China	1,200,000	Manufacture and distribution of primary aluminum	40.00%	—
Chinalco Materials Co., Ltd. (中鋁物資有限公司)	PRC/Mainland China	1,000,000	Import and export activities and trading	100.00%	—